Other commitments, contingent liabilities and contingent assets (Details) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($) Wells	Apr. 30, 2017	Dec. 31, 2017 USD ($) Wells	Dec. 31, 2016 USD ($)
Disclosure of other provisions [line items]
Contractual commitments	$ 6,012		$ 6,012
Long-term Borrowings	$ 24,183		24,183	$ 27,999
Interest expense reduction			$ 319
BM-S-Eight [Member]
Disclosure of other provisions [line items]
Operated interest	76.00%
Portion of Peregrino field, divestiture [Member]
Disclosure of other provisions [line items]
Proportion of ownership interest divested			40.00%
Wells committed to drill [member]
Disclosure of other provisions [line items]
Number of wells, committed to drill | Wells	29		29
Average ownership interest in wells committed to drill	49.00%		49.00%
Estimated exposure	$ 456		$ 456
Various long term agreements [Member] | Maximum [member]
Disclosure of other provisions [line items]
Contract Term			2045
Guaranteed [member] | An associate [member]
Disclosure of other provisions [line items]
Long-term Borrowings	305		$ 305
Dispute resolution, Angolan Ministry of FInance [Member]
Disclosure of other provisions [line items]
Current income tax expense or (benefit)			117
Interest expense reduction			319
Net effect of dispute resolution recongised in income			956
Dispute resolution, Angolan Ministry of FInance [Member] | Exploration & Production (E&P) International [member]
Disclosure of other provisions [line items]
Revenue from reversal of claims and litigation			$ 754
Agbami redetermination [member]
Disclosure of other provisions [line items]
Reduction in ownership interest			5.17%
Provisions, net of tax	1,165		$ 1,165
Gas price review clauses [member]
Disclosure of other provisions [line items]
Estimated exposure	$ 343		$ 343
Lawsuit for sale of interest in BM-S-8 to Statoil [Member] | BM-S-Eight [Member]
Disclosure of other provisions [line items]
Operated interest		66.00%